Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000174813 | Taiwan Semiconductor Manufacturing8906303
Holdings [Line Items]
Percent of Total Investments	11.50%
C000174813 | Tencent Holdings8906938
Holdings [Line Items]
Percent of Total Investments	4.30%
C000174813 | Samsung Electronics8907412
Holdings [Line Items]
Percent of Total Investments	3.50%
C000174813 | SK Hynix8907432
Holdings [Line Items]
Percent of Total Investments	3.00%
C000174813 | Alibaba Group Holding8906782
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174813 | China Construction Bank8906797
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174813 | MediaTek8906249
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174813 | OTP Bank Nyrt8906967
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174813 | BOE Technology Group8906671
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174813 | NetEase8906895
Holdings [Line Items]
Percent of Total Investments	1.40%
C000174813 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174813 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174813 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174813 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174813 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174813 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174813 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174813 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000174813 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000174813 | India
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000174813 | China
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000174813 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000015706 | Taiwan Semiconductor Manufacturing8906303
Holdings [Line Items]
Percent of Total Investments	11.50%
C000015706 | Tencent Holdings8906938
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015706 | Samsung Electronics8907412
Holdings [Line Items]
Percent of Total Investments	3.50%
C000015706 | SK Hynix8907432
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015706 | Alibaba Group Holding8906782
Holdings [Line Items]
Percent of Total Investments	2.80%
C000015706 | China Construction Bank8906797
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015706 | MediaTek8906249
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015706 | OTP Bank Nyrt8906967
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015706 | BOE Technology Group8906671
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015706 | NetEase8906895
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015706 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015706 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015706 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015706 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015706 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015706 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000015706 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015706 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015706 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000015706 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000015706 | India
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000015706 | China
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000015706 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000174812 | Taiwan Semiconductor Manufacturing8906303
Holdings [Line Items]
Percent of Total Investments	11.50%
C000174812 | Tencent Holdings8906938
Holdings [Line Items]
Percent of Total Investments	4.30%
C000174812 | Samsung Electronics8907412
Holdings [Line Items]
Percent of Total Investments	3.50%
C000174812 | SK Hynix8907432
Holdings [Line Items]
Percent of Total Investments	3.00%
C000174812 | Alibaba Group Holding8906782
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174812 | China Construction Bank8906797
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174812 | MediaTek8906249
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174812 | OTP Bank Nyrt8906967
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174812 | BOE Technology Group8906671
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174812 | NetEase8906895
Holdings [Line Items]
Percent of Total Investments	1.40%
C000174812 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174812 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174812 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174812 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174812 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174812 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174812 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174812 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174812 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000174812 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000174812 | India
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000174812 | China
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000174812 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.90%